ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2013
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim unaudited consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2012 audited annual consolidated financial statements except for the recently adopted accounting pronouncements discussed below.

  Recently Adopted Accounting Pronouncements

  Disclosures about Offsetting Assets and Liabilities

  In November 2011, ASC guidance was issued relating to disclosure on offsetting financial instrument and derivative financial instrument assets and liabilities. Under the updated guidance, entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The Company adopted this updated guidance, effective for the fiscal year beginning January 1, 2013. See notes 4 and 10 for disclosure on offsetting financial instrument and derivative financial instrument assets and liabilities.

  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Loss

  In February 2013, ASC guidance was issued relating to the reporting of amounts reclassified out of accumulated other comprehensive loss. Under the updated guidance, entities are required to provide information about the amounts reclassified out of accumulated other comprehensive loss by component and by consolidated statement of income line item, as required under US GAAP. The Company adopted this updated guidance, effective for the fiscal year beginning January 1, 2013. See the Company's interim unaudited consolidated statements of income and comprehensive income for reporting of amounts reclassified out of accumulated other comprehensive loss.